Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Pork Segment	December 31,
(Millions of dollars)	2015	2014	2013
Net sales	$295	71	—
Net income	$22	7	—
Total assets	$247	175	—
Total liabilities	$17	15	—
Total equity	$230	160	—

Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Commodity Trading and Milling Segment	December 31,
(Millions of dollars)	2015	2014	2013
Net sales	$2,321	2,223	1,908
Net income (loss)	$(52)	(20)	8
Total assets	$1,265	1,132	1,039
Total liabilities	$809	732	615
Total equity	$456	400	424

Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Marine Segment	December 31,
(Millions of dollars)	2015	2014	2013
Net sales	$38	—	—
Net income	$11	—	—
Total assets	$148	119	—
Total liabilities	$30	36	—
Total equity	$118	83	—

Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Sugar Segment	December 31,
(Millions of dollars)	2015	2014	2013
Net sales	$9	9	12
Net income	$2	2	1
Total assets	$9	8	9
Total liabilities	$2	2	3
Total equity	$7	6	6

Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Power Segment	December 31,
(Millions of dollars)	2015	2014	2013
Net sales	$141	50	135
Net income	$12	9	34
Total assets	$327	328	332
Total liabilities	$219	230	243
Total equity	$108	98	89

Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Turkey Segment	December 31,
(Millions of dollars)	2015	2014	2013
Net sales	$1,902	1,833	1,730
Net income (loss)	$195	104	(20)
Total assets	$1,087	1,021	907
Total liabilities	$541	547	505
Total equity	$546	474	402